FEDERAL INCOME TAX (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Federal Tax statutory rate	34.00%	34.00%
Permanent differences	7.86%	559.25%
Valuation allowance	(41.86%)	(525.25%)
Effective rate	0.00%	0.00%